SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION [abstract]
Disclosure of operating segments

5                 5 SEGMENT INFORMATION

The chief operating decision-makers havebeen identified as the senior executives of the Company. Senior executives of the Company review the Group’s internal reporting in order to assess performance and allocate resources. The operating segments were determinedbased on thesemanagementreports.

Senior executives evaluate the business from a perspective of revenues and operating results generated from railroad and related business conducted by the Company ("the Railway Transportation Business"). Other segments mainly include on-board catering services, leasing, sales of materials, sale of goods and other businesses related to railway transportation provided by the subsidiaries of the Company. Senior executives of the Company assess the performance of the operating segments based on a measure of the profit before income tax. Other information provided, except as noted below, to senior executives of the Company is measured in a manner consistent with that in the consolidated financial statements.

The segment results for 2015, 2016 and 2017 are as follows:

	The Railway Transportation Business			All other segments			Elimination			Total
	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment revenue
- Railroad and Business	14,633,738	16,170,309	17,294,901	-	-	-	-	-	-	14,633,738	16,170,309	17,294,901
- Other Businesses	672,455	663,418	705,423	458,944	487,097	395,661	(39,828)	(40,320)	(64,563)	1,091,571	1,110,195	1,036,521
Total revenue	15,306,193	16,833,727	18,000,324	458,944	487,097	395,661	(39,828)	(40,320)	(64,563)	15,725,309	17,280,504	18,331,422

Segment result	1,487,249	1,549,120	1,341,601	(28,549)	3,548	14,519	(6,862)	(8,659)	(8,988)	1,451,838	1,544,009	1,347,132

Finance costs/(income) - net	4,448	(2,728)	10,011	160	177	159	-	-	-	4,608	(2,551)	10,170
Share of results of associates, net of tax	2,499	7,223	6,944	-	-	-	-	-	-	2,499	7,223	6,944
Depreciation of fixed assets	1,404,439	1,511,570	1,655,657	7,303	7,400	6,803	-	-	-	1,411,742	1,518,970	1,662,460
Amortisation of leasehold land payments	17,949	27,338	34,348	10,464	11,332	11,332	-	-	-	28,413	38,670	45,680
Amortisation of long-term prepaid expenses	13,842	6,729	3,256	337	239	(88)	-	-	-	14,179	6,968	3,168
Impairment of fixed assets	80,393	-	11,185	-	-	-	-	-	-	80,393	-	11,185
Impairment of construction-in progress	2,434	5,662	-	-	-	-	-	-	-	2,434	5,662	-
Loss arising from business combination	-	-	-	45,073	-	-	-	-	-	45,073	-	-
Provision for/(reversal of) impairment of materials and supplies	64,096	(5,209)	7,844	-	-	-	-	-	-	64,096	(5,209)	7,844

5          SEGMENT INFORMATION (CONTINUED)

A reconciliation of the segment results to profit of 2015, 2016 and 2017 is as follows:

	The Railway Transportation Business			All other segments			Elimination			Total
	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Segment result	1,487,249	1,549,120	1,341,601	(28,549)	3,548	14,519	(6,862)	(8,659)	(8,988)	1,451,838	1,544,009	1,347,132
Income tax expense	(372,142)	(385,840)	(328,727)	(16,388)	(4,469)	(6,637)	-	-	-	(388,530)	(390,309)	(335,364)
Profit/(loss) for the year	1,115,107	1,163,280	1,012,874	(44,937)	(921)	7,882	(6,862)	(8,659)	(8,988)	1,063,308	1,153,700	1,011,768

The Group is domiciled in the PRC. All the Group's revenues were generated in the PRC, and the total assets are also located in the PRC.

	The Railway Transportation Business		All other segments		Elimination		Total
	2016	2017	2016	2017	2016	2017	2016	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Total segment assets	32,483,625	33,621,101	586,519	535,840	(199,886)	(162,703)	32,870,258	33,994,238

Total segment assets include:
Investment in associates	167,604	174,548	-	-	-	-	167,604	174,548
Additions to non-current assets (other than financial instruments and deferred tax assets)	2,817,557	2,415,143	3,279	1,083	-	-	2,820,836	2,416,226
Total segment liabilities	4,398,759	4,908,103	588,128	545,500	(146,684)	(116,446)	4,840,203	5,337,157

Revenues of approximately RMB3,595,959,000 (2015: RMB2,508,916,000and 2016: RMB3,407,998,000) were derived from Guangzhou Railway Group and its subsidiaries. These revenues are attributable to the Railway Transportation Business. Except that, no revenues derived from a single external customer have exceeded 10% of the total revenues.